Property, plant and equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

8. Property, plant and equipment, net

The Company’s property, plant and equipment, net, consisted of the following:

	June 30, 2025	December 31, 2024
(Amounts in thousands)	(Unaudited)
Land, Buildings & Leasehold Improvements	$964	$865
Machinery	5,008	4,512
Equipment	1,817	1,747
	$7,789	$7,124
Less: accumulated depreciation	(3,244)	(102)
Less: impairment	-	(2,384)
Total	$4,545	$4,638

During the three and six months ended June 30, 2025, additions to property, plant and equipment of nil and $5 thousand for equipment, respectively.

During the three and six months ended June 30, 2024, additions to property, plant and equipment of nil and $28 thousand, respectively, for equipment.

During the three and six months ended June 30, 2025, the Company did not dispose of any property, plant and equipment.

During the three and six months ended June 30, 2024, the Company disposed of leasehold improvements, sold machinery and disposed of other equipment for with an aggregate net book value of $13.6 million for net proceeds of $0.9 million resulting in a loss of $12.7 million.

On June 29, 2024, in an effort to reduce costs, the Company decided to abandon the facility at Hood Park and was able to find a new tenant to occupy the space. The Company and the landlord agreed to accelerate the expiration of the lease to occur on June 30, 2024. The Company had a letter of credit in the amount of $750 thousand in favor of the landlord and that letter of the credit was released to the landlord in satisfaction of any claims against the Company. During the three months ended June 30, 2024, the Company wrote off $9.8 million of leasehold improvements and $0.5 million of furniture as part of the exit of Hood Park.

Depreciation expense during the three and six months ended June 30, 2025 was $0.2 million and $0.4 million, respectively. Depreciation expense during the three and six months ended June 30, 2024 was $0.2 million and $0.4 million, respectively.

The Company has a short-term loan payable which is partially collateralized with the Company’s property, plant and equipment, refer to Note 13.

8. Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

(Amounts in thousands)	December 31, 2024	December 31, 2023
Land, Buildings & Leasehold Improvements	$865	$12,565
Machinery	4,512	11,734
Equipment	1,747	2,591
Assets under construction	-	-
	$7,124	$26,890
Less: accumulated depreciation	(102)	(3,673)
Less: impairment	(2,384)	(2,384)
Total	$4,638	$20,833

During the year ended December 31, 2024, the Company did not have any additions to property, plant and equipment.

During the year ended December 31, 2023, additions to property, plant and equipment of $9.1 million, primarily consisted of machines and assets under construction related to the Hood Park facility. Additionally, on April 27, 2023, the Company entered into an agreement with ETTEL S.A. to purchase land in Kozani, Greece in the amount of €0.8 million.

On June 29, 2024, in an effort to reduce costs, the Company decided to relinquish the facility located at Hood Park and secured a substitute tenant to occupy the space. The Company and the landlord agreed to accelerate the expiration of the lease to occur on June 30, 2024. The Company had a letter of credit in the amount of $750 thousand in favor of the landlord, which letter of the credit was released to the landlord in satisfaction of any claims against the Company. During the year ended December 31, 2024, the Company wrote off $9.8 million of leasehold improvements, $0.5 million of furniture, $1.7 million of right-of-use asset, $1.5 million of operating lease liabilities and $6.9M of long-term operating lease liabilities as part of the exit of Hood Park. As of December 31, 2023, the Company had $10.4 million of leasehold improvements and $0.5 million of furniture that would be forfeited as part of the exit of Hood Park. The Company recognized a net loss on disposal of $3.5 million in connection with the expiration of the lease at Hood Park during the year ended December 31, 2024.

On May 7, 2024, the Company entered into an agreement to sell two coating machines (part of its property, plant and equipment) from the Hood Park facility for $0.9 million resulting in a loss of $2.5 million. On May 8, 2024, the Company received an initial deposit of $0.3 million of the purchase price, and received the remaining $0.6 million of the purchase price in July 2024. The remaining machinery and equipment from Hood Park were relocated for use at the Company’s other locations.

During the year ended December 31, 2024, the Company recognized losses of $0.3 million on the sale of machinery to the Discontinued Subsidiaries.

During the year ended December 31, 2023, the Company transferred $11.5 million of assets under construction to land, buildings and leasehold improvements related to the Hood Park facility.

Depreciation expense during the years ended December 31, 2024 and 2023 was $1.6 million and $3.0 million respectively.

During the three months ended June 30, 2023, the Company decided to consolidate certain of its German operations with its operations in Denmark and Greece. In July 2023, the Company initiated the process to communicate its plan to affected employees in Germany and to relocate certain equipment to either Denmark or Greece. As part of this consolidation, the Company anticipated it would dispose of equipment below its current carrying value, resulting in an impairment charge of $0.3 million during the second quarter of 2023. The affected employees continued to provide service through their termination dates, and as a result, the Company did not incur material severance charges.

The Company has a short-term loan payable which is partially collateralized with the Company’s property, plant and equipment, refer to Note 13.